Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Multi Sector Fixed Income Funds
Class A, Class C, Institutional, Investor, Class R6 and Class P Shares
of the
Goldman Sachs Income Fund
(the “Fund”)
Supplement dated December 13, 2024 to the
Prospectuses and Summary Prospectuses,
each dated July 29, 2024, as supplemented to date
At a meeting held on December 11‑12, 2024, upon the recommendation of Goldman Sachs Asset Management, L.P. (“GSAM”), the Board of Trustees of the Goldman Sachs Trust approved a change to the Fund’s distribution policy, effective January 31, 2025 (the “Effective Date”), to allow the Fund to operate with flexibility in setting dividend and distribution rates throughout the year to help minimize fluctuations in monthly distribution amounts.
In addition, in connection with the distribution policy change, GSAM has agreed to (i) waive a portion of the Fund’s management fees in order to achieve an effective net management fee rate of 0.50% as an annual percentage rate of the Fund’s average daily net assets; and (ii) increase the Fund’s “Other Expenses” limitation from 0.054% to 0.014% of the Fund’s average daily net assets.
Accordingly, on the Effective Date, the Fund’s disclosures are modified as follows:
The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Income Fund—Summary—Fees and Expenses of the Fund” in the Fund’s Multi-Class Prospectus and “Fees and Expenses of the Fund” in the Fund’s Multi-Class Summary Prospectus:

	Class A	Class C	Institutional	Investor	Class R6
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b‑1) Fees	0.25%	0.75%	None	None	None
Other Expenses[2]	0.65%	0.90%	0.57%	0.65%	0.56%
Service Fees	None	0.25%	None	None	None
All Other Expenses	0.65%	0.65%	0.57%	0.65%	0.56%
Total Annual Fund Operating Expenses	1.45%	2.20%	1.12%	1.20%	1.11%
Fee Waiver and Expense Limitation[3]	(0.56)%	(0.56)%	(0.56)%	(0.56)%	(0.56)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.89%	1.64%	0.56%	0.64%	0.55%
[2]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]
The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.50% as an annual percentage rate of average daily net assets of the Fund; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate these arrangements without the approval of the Board of Trustees. The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.

The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Income Fund—Summary—Fees and Expenses of the Fund” in the Fund’s Class P Shares Prospectus and “Fees and Expenses of the Fund” in the Fund’s Class P Shares Summary Prospectus:

Class P
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Other Expenses[1]	0.56%
Total Annual Fund Operating Expenses	1.11%
Fee Waiver and Expense Limitation[2]	(0.56)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.55%
[1]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]
The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.50% as an annual percentage rate of average daily net assets of the Fund; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate these arrangements without the approval of the Board of Trustees. The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.

The following table replaces the table under “Goldman Sachs Income Fund—Summary—Expense Example” in the Fund’s Multi-Class Prospectus and “Expense Example” in the Fund’s Multi-Class Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$462	$763	$1,086	$1,999

Class C Shares	$267	$634	$1,129	$2,490

Institutional Shares	$57	$300	$563	$1,313

Investor Shares	$65	$325	$606	$1,405

Class R6 Shares	$56	$297	$557	$1,301

Class C Shares – Assuming no redemption	$167	$634	$1,129	$2,490

The following table replaces the table under “Goldman Sachs Income Fund—Summary—Expense Example” in the Fund’s Class P Shares Prospectus and “Expense Example” in the Fund’s Class P Shares Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Class P Shares	$56	$297	$557	$1,301

Class A C Inst Inv R6 Shares | Goldman Sachs Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Multi Sector Fixed Income Funds
Class A, Class C, Institutional, Investor, Class R6 and Class P Shares
of the
Goldman Sachs Income Fund
(the “Fund”)
Supplement dated December 13, 2024 to the
Prospectuses and Summary Prospectuses,
each dated July 29, 2024, as supplemented to date
At a meeting held on December 11‑12, 2024, upon the recommendation of Goldman Sachs Asset Management, L.P. (“GSAM”), the Board of Trustees of the Goldman Sachs Trust approved a change to the Fund’s distribution policy, effective January 31, 2025 (the “Effective Date”), to allow the Fund to operate with flexibility in setting dividend and distribution rates throughout the year to help minimize fluctuations in monthly distribution amounts.
In addition, in connection with the distribution policy change, GSAM has agreed to (i) waive a portion of the Fund’s management fees in order to achieve an effective net management fee rate of 0.50% as an annual percentage rate of the Fund’s average daily net assets; and (ii) increase the Fund’s “Other Expenses” limitation from 0.054% to 0.014% of the Fund’s average daily net assets.
Accordingly, on the Effective Date, the Fund’s disclosures are modified as follows:
The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Income Fund—Summary—Fees and Expenses of the Fund” in the Fund’s Multi-Class Prospectus and “Fees and Expenses of the Fund” in the Fund’s Multi-Class Summary Prospectus:

	Class A	Class C	Institutional	Investor	Class R6
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b‑1) Fees	0.25%	0.75%	None	None	None
Other Expenses[2]	0.65%	0.90%	0.57%	0.65%	0.56%
Service Fees	None	0.25%	None	None	None
All Other Expenses	0.65%	0.65%	0.57%	0.65%	0.56%
Total Annual Fund Operating Expenses	1.45%	2.20%	1.12%	1.20%	1.11%
Fee Waiver and Expense Limitation[3]	(0.56)%	(0.56)%	(0.56)%	(0.56)%	(0.56)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.89%	1.64%	0.56%	0.64%	0.55%
[2]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]
The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.50% as an annual percentage rate of average daily net assets of the Fund; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate these arrangements without the approval of the Board of Trustees. The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.

The following table replaces the table under “Goldman Sachs Income Fund—Summary—Expense Example” in the Fund’s Multi-Class Prospectus and “Expense Example” in the Fund’s Multi-Class Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$462	$763	$1,086	$1,999

Class C Shares	$267	$634	$1,129	$2,490

Institutional Shares	$57	$300	$563	$1,313

Investor Shares	$65	$325	$606	$1,405

Class R6 Shares	$56	$297	$557	$1,301

Class C Shares – Assuming no redemption	$167	$634	$1,129	$2,490

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2026
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Class A C Inst Inv R6 Shares | Goldman Sachs Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 462
3 Years	rr_ExpenseExampleYear03	763
5 Years	rr_ExpenseExampleYear05	1,086
10 Years	rr_ExpenseExampleYear10	$ 1,999
Class A C Inst Inv R6 Shares | Goldman Sachs Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.64%
1 Year	rr_ExpenseExampleYear01	$ 267
3 Years	rr_ExpenseExampleYear03	634
5 Years	rr_ExpenseExampleYear05	1,129
10 Years	rr_ExpenseExampleYear10	2,490
1 Year	rr_ExpenseExampleNoRedemptionYear01	167
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,490
Class A C Inst Inv R6 Shares | Goldman Sachs Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.57%
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	$ 1,313
Class A C Inst Inv R6 Shares | Goldman Sachs Income Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	$ 65
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	$ 1,405
Class A C Inst Inv R6 Shares | Goldman Sachs Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.56%
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	297
5 Years	rr_ExpenseExampleYear05	557
10 Years	rr_ExpenseExampleYear10	$ 1,301
Class P Shares | Goldman Sachs Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Multi Sector Fixed Income Funds
Class A, Class C, Institutional, Investor, Class R6 and Class P Shares
of the
Goldman Sachs Income Fund
(the “Fund”)
Supplement dated December 13, 2024 to the
Prospectuses and Summary Prospectuses,
each dated July 29, 2024, as supplemented to date
At a meeting held on December 11‑12, 2024, upon the recommendation of Goldman Sachs Asset Management, L.P. (“GSAM”), the Board of Trustees of the Goldman Sachs Trust approved a change to the Fund’s distribution policy, effective January 31, 2025 (the “Effective Date”), to allow the Fund to operate with flexibility in setting dividend and distribution rates throughout the year to help minimize fluctuations in monthly distribution amounts.
In addition, in connection with the distribution policy change, GSAM has agreed to (i) waive a portion of the Fund’s management fees in order to achieve an effective net management fee rate of 0.50% as an annual percentage rate of the Fund’s average daily net assets; and (ii) increase the Fund’s “Other Expenses” limitation from 0.054% to 0.014% of the Fund’s average daily net assets.
Accordingly, on the Effective Date, the Fund’s disclosures are modified as follows:
The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Income Fund—Summary—Fees and Expenses of the Fund” in the Fund’s Class P Shares Prospectus and “Fees and Expenses of the Fund” in the Fund’s Class P Shares Summary Prospectus:

Class P
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Other Expenses[1]	0.56%
Total Annual Fund Operating Expenses	1.11%
Fee Waiver and Expense Limitation[2]	(0.56)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.55%
[1]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]
The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.50% as an annual percentage rate of average daily net assets of the Fund; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate these arrangements without the approval of the Board of Trustees. The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.

The following table replaces the table under “Goldman Sachs Income Fund—Summary—Expense Example” in the Fund’s Class P Shares Prospectus and “Expense Example” in the Fund’s Class P Shares Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Class P Shares	$56	$297	$557	$1,301

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2026
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
Class P Shares | Goldman Sachs Income Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	297
5 Years	rr_ExpenseExampleYear05	557
10 Years	rr_ExpenseExampleYear10	$ 1,301

[1]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.50% as an annual percentage rate of average daily net assets of the Fund; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate these arrangements without the approval of the Board of Trustees. The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.
[3]	The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.50% as an annual percentage rate of average daily net assets of the Fund; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate these arrangements without the approval of the Board of Trustees. The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.